Shareholder Report, Average Annual Return (Details) IBLK_MML International Equity Fund_Class II_TSR Annual {Class II}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II - without sales charge
Average Annual Return, Percent	25.54%	7.32%	7.23%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	8.18%